As filed with the Securities and Exchange Commission on September 2, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin Nelson, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

JUNE 30, 2021

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2021

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides you with information about the investments of your Fund(s). The Securities and Exchange Commission requires that notice of internet availability of annual and semi-annual reports, or paper copies of such reports if so requested, be provided to all shareholders. We believe this to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended June 30, 2021.

We believe it is important to understand market conditions over the period to provide a context for reading this report. The period began in January 2021 with COVID-19 case trends exceeding their highest levels ever; however, by springtime, COVID-19 vaccine distribution ramped up considerably reaching widespread segments of the U.S. population. Active cases and fatalities declined rapidly as plans to re-open the economy soon dovetailed with expectations of economic growth, and stocks moved higher. Increasing economic activity during the period drove the equity markets to record highs, and credit spreads narrowed to pre-pandemic levels. Longer-term interest rates also experienced a sharp increase as the 10-year U.S. Treasury yield finished the first quarter at 1.74%, over a full percentage point higher than its lowest rate of the previous year. Rising rates caused bonds to decline in value during the period. In addition, an old market nemesis reappeared in the form of inflation as Consumer Price Index (“CPI”) readings surpassed 5% annually, representing price increases not seen in decades. With inflation now front and center on investors’ minds, attention once again turned to the Federal Reserve (“Fed”) in terms of future monetary policy.

Stocks were boosted during the period in large part by strength in corporate earnings as seen by the S&P 500® Index underlying companies displaying substantial profit growth from last year, exceeding pre-pandemic measures. As earnings estimates continued to rise through the first half of the year, so did share prices. As the year approached its midpoint, longer-term interest rates began to decline meaningfully with the 10-year Treasury closing out the month of June at 1.45%, perhaps representing, in our view, not only the bond market’s interpretation that inflation could prove transitory, but also a less optimistic view on the broad economy.

The period concluded with most stock indexes at or near record levels and credit markets reflecting strong fundamentals. A spirited debate still ensued at period end as to whether recently rising inflation would ultimately prove to be transitory or more permanent in nature. While the Fed has expressed its view that current inflation rates will likely prove transitory, as well as a willingness to let inflation run above their long-term target of 2% for some degree of time, inflation trends and Fed policy, in our view, will almost certainly be a major market focus looking forward.

For the six-month period ended June 30, 2021, the S&P 500® Index returned 15.25%, while the MSCI EAFE Index, representing international developed market equities, returned 9.17%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned -1.60%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the Fund’s exposure to the risks described elsewhere in the Prospectus will likely increase. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Stock Index

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in the Fund, you will bear the ongoing costs (such as the investment advisory fees and other expenses) of managing the corresponding S&P 500 Index Master Portfolio (“Master Portfolio”), in which the Fund invests. You will also bear the cost of operating the Fund (such as management fees, distribution fees, and other expenses).

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B) January 1, 2021 - June 30, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B) January 1, 2021 - June 30, 2021	Net Annualized Expense Ratio (C)
Class R	$1,000.00	$1,148.20	$3.36	$1,021.70	$3.16	0.63%
Class R4	1,000.00	1,150.10	1.60	1,023.30	1.51	0.30

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Fund’s annualized net expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	The net expense ratio reflects the expenses of both the Fund and the Master Portfolio.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Stock Index

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investment in Master Portfolio, at value	$392,860,004
Receivables and other assets:
Shares of beneficial interest sold	8,376
Due from investment manager	15,231
Due from Master Portfolio	839,484
Prepaid expenses	732

Total assets	393,723,827

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	847,860
Investment management fees	21,115
Distribution and service fees	133,505
Transfer agent fees	2,566
Trustees, CCO and deferred compensation fees	7,390
Audit and tax fees	10,755
Custody and accounting fees	18,309
Legal fees	3,968
Printing and shareholder reports fees	25,815
Registration fees	4,145
Other accrued expenses	9,139

Total liabilities	1,084,567

Net assets	$392,639,260

Net assets consist of:
Paid-in capital	$(325,442,599)
Total distributable earnings (accumulated losses)	718,081,859

Net assets	$392,639,260

Net assets by class:
Class R	$202,258,181
Class R4	190,381,079

Shares outstanding:
Class R	12,390,239
Class R4	11,663,682

Net asset value per share:
Class R	$16.32
Class R4	16.32

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Net investment income (loss) allocated from Master Portfolio:
Dividend income	$2,699,144
Interest income	5,725
Net income from securities lending	4,015
Withholding taxes on foreign income	(13,586)
Expenses	(21,151)
Fees Waived	3,670

Total investment income (loss)	2,677,817

Expenses:
Investment management fees	112,283
Distribution and service fees:
Class R	491,660
Class R4	222,016
Transfer agent fees
Class R	1,536
Class R4	6,661
Trustees, CCO and deferred compensation fees	9,370
Audit and tax fees	10,640
Custody and accounting fees	16,229
Legal fees	9,971
Printing and shareholder reports fees	15,691
Registration fees	32,643
Other	10,636

Total expenses before waiver and/or reimbursement and recapture	939,336

Expenses waived and/or reimbursed:
Class R	(3,323)
Class R4	(71,462)
Recapture of previously waived and/or reimbursed fees:
Class R	3,323
Class R4	2

Net expenses	867,876

Net investment income (loss)	1,809,941

Net realized and change in unrealized gain (loss) on investments allocated from Master Portfolio:
Net realized gain (loss)	1,617,561
Net change in unrealized appreciation (depreciation)	49,202,972

Net realized and change in unrealized gain (loss)	50,820,533

Net increase (decrease) in net assets resulting from operations	$52,630,474

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Stock Index

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations allocated from Master Portfolio:
Net investment income (loss)	$1,809,941	$6,087,241
Net realized gain (loss)	1,617,561	13,022,322
Net change in unrealized appreciation (depreciation)	49,202,972	37,938,363

Net increase (decrease) in net assets resulting from operations	52,630,474	57,047,926

Dividends and/or distributions to shareholders:
Class R	(1,210,475)	(8,481,288)
Class R4	(1,391,609)	(9,345,830)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,602,084)	(17,827,118)

Capital share transactions:
Proceeds from shares sold:
Class R	4,469,877	13,579,981
Class R4	9,216,626	25,971,453

	13,686,503	39,551,434

Dividends and/or distributions reinvested:
Class R	1,210,475	8,481,288
Class R4	1,391,609	9,067,474

	2,602,084	17,548,762

Cost of shares redeemed:
Class R	(21,302,667)	(55,426,351)
Class R4	(15,827,910)	(205,405,842)

	(37,130,577)	(260,832,193)

Net increase (decrease) in net assets resulting from capital share transactions	(20,841,990)	(203,731,997)

Net increase (decrease) in net assets	29,186,400	(164,511,189)

Net assets:
Beginning of period/year	363,452,860	527,964,049

End of period/year	$392,639,260	$363,452,860

Capital share transactions - shares:
Shares issued:
Class R	291,184	1,126,396
Class R4	592,904	2,120,365

	884,088	3,246,761

Shares reinvested:
Class R	77,345	631,268
Class R4	88,779	699,008

	166,124	1,330,276

Shares redeemed:
Class R	(1,377,589)	(4,408,390)
Class R4	(1,042,462)	(16,270,249)

	(2,420,051)	(20,678,639)

Net increase (decrease) in shares outstanding:
Class R	(1,009,060)	(2,650,726)
Class R4	(360,779)	(13,450,876)

	(1,369,839)	(16,101,602)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Stock Index

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Class R
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$14.30		$12.71	$10.26	$11.25	$10.00

Investment operations: (B)
Net investment income (loss) (C)	0.06		0.15	0.16	0.16	0.10
Net realized and unrealized gain (loss)	2.06		2.06	2.96	(0.71)	1.38

Total investment operations	2.12		2.21	3.12	(0.55)	1.48

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.12)	(0.20)	(0.17)	(0.14)
Net realized gains	—		(0.50)	(0.47)	(0.27)	(0.09)

Total dividends and/or distributions to shareholders	(0.10)		(0.62)	(0.67)	(0.44)	(0.23)

Net asset value, end of period/year	$16.32		$14.30	$12.71	$10.26	$11.25

Total return	14.82	%(D)	17.80%	30.62%	(4.97)%	14.93	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$202,258		$191,562	$204,050	$196,664	$262,047
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.63	%(E)	0.62%	0.62%	0.60%	0.61	%(E)
Including waiver and/or reimbursement and recapture	0.63	%(E)	0.62%	0.62%	0.60%	0.60	%(E)
Net investment income (loss) to average net assets (B)	0.81	%(E)	1.22%	1.36%	1.34%	1.37	%(E)
Portfolio turnover rate of Master Portfolio	2	%(D)	5%	3%	12%	11%

(A)	Commenced operations on April 21, 2017.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Class R4
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017 (A) (B)	December 31, 2016
Net asset value, beginning of period/year	$14.30		$12.71	$10.26	$11.26	$9.58	$8.75

Investment operations: (C)
Net investment income (loss) (D)	0.09		0.20	0.20	0.19	0.20	0.17	(E)
Net realized and unrealized gain (loss)	2.05		2.06	2.96	(0.71)	1.85	0.85

Total investment operations	2.14		2.26	3.16	(0.52)	2.05	1.02

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.17)	(0.24)	(0.21)	(0.23)	(0.19)
Net realized gains	—		(0.50)	(0.47)	(0.27)	(0.14)	—

Total dividends and/or distributions to shareholders	(0.12)		(0.67)	(0.71)	(0.48)	(0.37)	(0.19)

Net asset value, end of period/year	$16.32		$14.30	$12.71	$10.26	$11.26	$9.58

Total return	15.01	%(F)	18.12%	31.14%	(4.72)%	21.48%	11.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$190,381		$171,891	$323,914	$340,698	$512,638	$561,089
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.38%	0.37%	0.36%	0.38%	0.42%
Including waiver and/or reimbursement and recapture	0.30	%(G)	0.30%	0.30%	0.30%	0.30%	0.29	%(E)(H)
Net investment income (loss) to average net assets (C)	1.14	%(G)	1.57%	1.68%	1.65%	1.67%	1.86	%(E)
Portfolio turnover rate of Master Portfolio	2	%(F)	5%	3%	12%	11%	4%

(A)	Transamerica Partners Institutional Stock Index reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Stock Index, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 1.56-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(D)	Calculated based on average number of shares outstanding.
(E)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

The financial statements of the Master Portfolio are included within this report and should be read in conjunction with the Fund’s financial statements.

This report must be accompanied or preceded by the Fund’s current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Statement of Assets and Liabilities, displays the Fund’s proportional interest in the net assets of the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: The Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the Master Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Master Portfolio are allocated pro rata among the investors and recorded by the Fund on a daily basis.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. BORROWINGS AND OTHER FINANCING TRANSACTIONS

Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing the Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Fund has not utilized the program.

4. RISK FACTORS

Investing in the Fund involves certain key risks related to the Fund’s trading activity. Please reference the Fund’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.

Market risk: The market values of the Fund’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a fund managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Fund.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. RISK FACTORS (continued)

Index fund risk: While the Fund seeks to track the performance of the S&P 500® (i.e., achieve a high degree of correlation with the index), the Fund’s return may not match the return of the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Fund may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Fund’s return and that of the index.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Fund’s investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Fund are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

As of June 30, 2021, the percentage of the Fund’s interest in the Master Portfolio, including any open receivable or payable, is 1.26%.

As of June 30, 2021, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:

Account Balance	Percentage of Net Assets
$ 377,051,481	96.03%

Investment management fees: The Fund pays a contractual management fee to TAM at an annual rate of 0.07% of daily Average Net Assets (“ANA”).

The Fund’s management fee includes its allocated share of the advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily and payable monthly at an annual rate of 0.01% of the Master Portfolio’s daily net assets. The investment advisory fees allocated from the Master Portfolio are included within the Statement of Operations within Net investment income (loss) allocated from the Master Portfolio, in Expenses (net of waiver and/or reimbursement). Additionally, TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee at a rate of 0.06% of the Fund’s average daily net assets (after waiver and/or reimbursement and recapture). The management fees are reflected in Investment management fees within the Statement of Operations.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.65%	May 1, 2022
Class R4	0.30	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does

Transamerica Funds	Semi-Annual Report 2021

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any, other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2021, the balances available for recapture by TAM for the Fund are as follows:

	Amounts Available
Class	2018	2019	2020	2021	Total
Class R	$—	$—	$—	$—	$—
Class R4	120,359	236,095	197,475	71,462	625,391

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund’s distributor.

The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Class R	0.50%
Class R4	0.25

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on the number of classes, accounts and transactions relating to the Fund. The Transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended June 30, 2021, transfer agent fees paid and the amounts due to TFS are as follows:

Fees Paid to TFS	Fees Due to TFS
$ 6,727	$ 1,286

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not

Transamerica Funds	Semi-Annual Report 2021

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 0	$ 392,860,004	$ —	$ 392,860,004

7. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Fund’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Fund in September 2016 as a reimbursement. The amounts applicable to the Fund, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

8. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the Fund’s Class R4 shares underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical capital share activity presented within the Statement of Changes in Net Assets and the per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Reorganization Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
April 21, 2017	1.56-for-1	35,752,851	55,759,431	Decrease	Increase

9. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Fund’s financial statements.

Transamerica Funds	Semi-Annual Report 2021

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Stock Index (the “Fund”). The Fund invests in securities through the S&P 500 Index Master Portfolio, an underlying master fund sponsored by BlackRock Fund Advisors (the “Master Fund”), which has the same investment goals and strategies as the Fund.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team.

The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting shares of the Master Fund when voting matters arise; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; and oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Fund, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Fund, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R4 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

Transamerica Funds	Semi-Annual Report 2021

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

When considering the Fund’s performance, which is closely correlated with that of the Master Fund, the Trustees recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Class R4 Shares of the Fund was above the median for its peer universe for the past 10-year period and in line with the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class R4 Shares of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on April 21, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Stock Index, effective as of that date in place of its own historical performance record.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund

Transamerica Funds	Semi-Annual Report 2021

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s existing fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Fund

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Fund.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders and voted to approve the renewal of the Management Agreement.

Transamerica Funds	Semi-Annual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 10 -11, 2021 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2020 Global Pandemic and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2021

Appendix A

S&P 500 Index Master Portfolio

(This page intentionally left blank)

Master Portfolio Information as of June 30, 2021	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	6%
Microsoft Corp.	6
Amazon.com, Inc.	4
Facebook, Inc., Class A	2
Alphabet, Inc., Class A	2
Alphabet, Inc., Class C	2
Berkshire Hathaway, Inc., Class B	2
Tesla, Inc.	1
NVIDIA Corp.	1
JPMorgan Chase & Co.	1

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Information Technology	27%
Health Care	13
Consumer Discretionary	12
Financials	11
Communication Services	11
Industrials	8
Consumer Staples	6
Energy	3
Materials	3
Real Estate	2
Utilities	2
Investment Companies	1
Short-Term Securities	1
Liabilities in Excess of Other Assets	(—	)(b)

(a)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(b)	Rounds to less than 1% of net assets.

M A S T E R P O R T F O L I O I N F O R M A T I O N	1

Schedule of Investments (unaudited) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co.(a)	466,523	$111,760,250
General Dynamics Corp.	195,312	36,769,437
Howmet Aerospace, Inc.(a)	329,069	11,343,009
Huntington Ingalls Industries, Inc.	34,143	7,195,637
L3Harris Technologies, Inc.	173,590	37,521,479
Lockheed Martin Corp.	207,565	78,532,218
Northrop Grumman Corp.	127,038	46,169,420
Raytheon Technologies Corp.	1,285,787	109,690,489
Teledyne Technologies, Inc.(a)	39,987	16,747,755
Textron, Inc.(b)	195,208	13,424,454
TransDigm Group, Inc.(a)	46,584	30,153,357

		499,307,505
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	112,996	10,584,335
Expeditors International of Washington, Inc.	143,326	18,145,071
FedEx Corp.	207,169	61,804,728
United Parcel Service, Inc., Class B	613,846	127,661,553

		218,195,687
Airlines(a) — 0.3%
Alaska Air Group, Inc.	104,278	6,289,006
American Airlines Group, Inc.	546,838	11,598,434
Delta Air Lines, Inc.	542,839	23,483,215
Southwest Airlines Co.	501,286	26,613,274
United Airlines Holdings, Inc.	274,606	14,359,148

		82,343,077
Auto Components — 0.2%
Aptiv PLC(a)	229,529	36,111,797
BorgWarner, Inc.	203,548	9,880,220

		45,992,017
Automobiles(a) — 1.8%
Ford Motor Co.	3,327,396	49,445,105
General Motors Co.	1,083,384	64,103,831
Tesla, Inc.	654,027	444,542,152

		558,091,088
Banks — 4.2%
Bank of America Corp.	6,399,699	263,859,590
Citigroup, Inc.	1,754,422	124,125,357
Citizens Financial Group, Inc.	365,770	16,777,870
Comerica, Inc.	118,483	8,452,577
Fifth Third Bancorp	602,022	23,015,301
First Republic Bank	149,355	27,954,775
Huntington Bancshares, Inc.	1,237,029	17,652,404
JPMorgan Chase & Co.	2,568,984	399,579,771
KeyCorp	823,635	17,008,063
M&T Bank Corp.	109,183	15,865,382
People’s United Financial, Inc.	362,910	6,220,277
PNC Financial Services Group, Inc.	360,557	68,779,853
Regions Financial Corp.	819,317	16,533,817
SVB Financial Group(a)	46,095	25,648,641
Truist Financial Corp.	1,141,308	63,342,594
U.S. Bancorp	1,150,557	65,547,232
Wells Fargo & Co.	3,507,971	158,876,007
Zions Bancorp NA	139,023	7,348,756

		1,326,588,267
Beverages — 1.4%
Brown-Forman Corp., Class B	156,870	11,755,838
Coca-Cola Co.	3,293,213	178,195,755

Security	Shares	Value

Beverages (continued)
Constellation Brands, Inc., Class A	142,194	$33,257,755
Molson Coors Beverage Co., Class B(a)	161,725	8,683,015
Monster Beverage Corp.(a)	313,996	28,683,535
PepsiCo, Inc.	1,172,527	173,733,325

		434,309,223
Biotechnology — 1.8%
AbbVie, Inc.	1,498,911	168,837,335
Alexion Pharmaceuticals, Inc.(a)	187,569	34,458,301
Amgen, Inc.	487,598	118,852,013
Biogen, Inc.(a)	127,946	44,303,861
Gilead Sciences, Inc.	1,064,363	73,292,036
Incyte Corp.(a)	157,004	13,208,747
Regeneron Pharmaceuticals, Inc.(a)	88,812	49,605,055
Vertex Pharmaceuticals, Inc.(a)	219,688	44,295,691

		546,853,039
Building Products — 0.5%
A O Smith Corp.	116,550	8,398,593
Allegion PLC	76,360	10,636,948
Carrier Global Corp.	693,231	33,691,027
Fortune Brands Home & Security, Inc.	119,282	11,881,680
Johnson Controls International PLC	606,493	41,623,615
Masco Corp.	213,495	12,576,990
Trane Technologies PLC	202,954	37,371,949

		156,180,802
Capital Markets — 3.0%
Ameriprise Financial, Inc.	97,684	24,311,594
Bank of New York Mellon Corp.	684,797	35,082,149
BlackRock, Inc.(c)	120,380	105,328,889
Cboe Global Markets, Inc.	90,101	10,726,524
Charles Schwab Corp.	1,272,857	92,676,718
CME Group, Inc.	304,747	64,813,592
Franklin Resources, Inc.	229,824	7,352,070
Goldman Sachs Group, Inc.	288,579	109,524,388
Intercontinental Exchange, Inc.	477,594	56,690,408
Invesco Ltd.	316,375	8,456,704
MarketAxess Holdings, Inc.	32,295	14,971,639
Moody’s Corp.	136,626	49,509,164
Morgan Stanley	1,260,900	115,611,921
MSCI, Inc.	69,949	37,288,413
Nasdaq, Inc.	97,481	17,137,160
Northern Trust Corp.	176,469	20,403,346
Raymond James Financial, Inc.	104,678	13,597,672
S&P Global, Inc.	204,441	83,912,808
State Street Corp.	296,562	24,401,121
T. Rowe Price Group, Inc.	193,137	38,235,332

		930,031,612
Chemicals — 1.8%
Air Products & Chemicals, Inc.	187,819	54,031,770
Albemarle Corp.	99,057	16,687,142
Celanese Corp.	95,994	14,552,690
CF Industries Holdings, Inc.	183,713	9,452,034
Corteva, Inc.	622,717	27,617,499
Dow, Inc.	633,935	40,115,407
DuPont de Nemours, Inc.	451,075	34,917,716
Eastman Chemical Co.	115,913	13,532,843
Ecolab, Inc.	211,116	43,483,563
FMC Corp.	110,266	11,930,781
International Flavors & Fragrances, Inc.	211,247	31,560,302
Linde PLC(a)	441,477	127,631,001
LyondellBasell Industries NV, Class A	218,488	22,475,861

2	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co.	291,461	$9,300,520
PPG Industries, Inc.	201,208	34,159,082
Sherwin-Williams Co.	203,970	55,571,626

		547,019,837
Commercial Services & Supplies — 0.4%
Cintas Corp.	74,889	28,607,598
Copart, Inc.(a)	178,107	23,479,846
Republic Services, Inc.	178,694	19,658,127
Rollins, Inc.	191,024	6,533,020
Waste Management, Inc.	329,581	46,177,594

		124,456,185
Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	46,249	16,756,475
Cisco Systems, Inc.	3,576,402	189,549,306
F5 Networks, Inc.(a)	51,988	9,704,080
Juniper Networks, Inc.	278,138	7,607,075
Motorola Solutions, Inc.	142,665	30,936,905

		254,553,841
Construction & Engineering — 0.0%
Quanta Services, Inc.	118,529	10,735,172

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	52,614	18,510,131
Vulcan Materials Co.	112,587	19,598,019

		38,108,150
Consumer Finance — 0.7%
American Express Co.	552,198	91,239,675
Capital One Financial Corp.	384,395	59,462,063
Discover Financial Services	258,744	30,606,828
Synchrony Financial	459,026	22,271,941

		203,580,507
Containers & Packaging — 0.3%
Amcor PLC	1,308,449	14,994,826
Avery Dennison Corp.	70,445	14,810,357
Ball Corp.	278,575	22,570,146
International Paper Co.	332,451	20,382,571
Packaging Corp. of America	81,400	11,023,188
Sealed Air Corp.	133,968	7,937,604
Westrock Co.	221,545	11,790,625

		103,509,317
Distributors — 0.1%
Genuine Parts Co.	122,105	15,442,619
LKQ Corp.(a)	235,216	11,577,332
Pool Corp.	33,768	15,488,031

		42,507,982
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(a)	1,608,498	447,033,764

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	6,059,389	174,389,215
Lumen Technologies, Inc.	831,910	11,305,657
Verizon Communications, Inc.	3,513,485	196,860,565

		382,555,437
Electric Utilities — 1.5%
Alliant Energy Corp.	212,278	11,836,621
American Electric Power Co., Inc.	424,115	35,875,888
Duke Energy Corp.	652,801	64,444,515
Edison International	326,571	18,882,335
Entergy Corp.	170,291	16,978,013

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	194,569	$11,757,805
Eversource Energy	291,484	23,388,676
Exelon Corp.	824,237	36,521,941
FirstEnergy Corp.	461,583	17,175,503
NextEra Energy, Inc.	1,664,588	121,981,009
NRG Energy, Inc.	201,183	8,107,675
Pinnacle West Capital Corp.	96,814	7,935,844
PPL Corp.	652,978	18,263,795
Southern Co.	899,607	54,435,219
Xcel Energy, Inc.	456,751	30,090,756

		477,675,595
Electrical Equipment — 0.6%
AMETEK, Inc.	196,704	26,259,984
Eaton Corp. PLC	338,232	50,119,218
Emerson Electric Co.	508,938	48,980,193
Generac Holdings, Inc.(a)	53,427	22,180,219
Rockwell Automation, Inc.	97,930	28,009,939

		175,549,553
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	504,094	34,485,070
CDW Corp.	117,995	20,607,827
Corning, Inc.	657,482	26,891,014
IPG Photonics Corp.(a)	29,995	6,322,046
Keysight Technologies, Inc.(a)	156,864	24,221,370
TE Connectivity Ltd.	280,247	37,892,197
Trimble, Inc.(a)(b)	210,161	17,197,475
Zebra Technologies Corp., Class A(a)	45,233	23,950,421

		191,567,420
Energy Equipment & Services — 0.2%
Baker Hughes Co.	617,322	14,118,154
Halliburton Co.	750,650	17,355,028
NOV, Inc.(a)	342,352	5,244,833
Schlumberger NV	1,186,701	37,986,299

		74,704,314
Entertainment — 1.9%
Activision Blizzard, Inc.	659,419	62,934,949
Electronic Arts, Inc.	242,227	34,839,510
Live Nation Entertainment, Inc.(a)	121,362	10,630,098
Netflix, Inc.(a)	376,296	198,763,310
Take-Two Interactive Software, Inc.(a)	98,152	17,374,867
Walt Disney Co.(a)	1,541,947	271,028,024

		595,570,758
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	116,416	21,180,727
American Tower Corp.	385,880	104,241,623
AvalonBay Communities, Inc.	118,476	24,724,757
Boston Properties, Inc.	119,633	13,708,746
Crown Castle International Corp.	366,780	71,558,778
Digital Realty Trust, Inc.	238,971	35,955,577
Duke Realty Corp.	320,492	15,175,296
Equinix, Inc.	76,022	61,015,257
Equity Residential	292,009	22,484,693
Essex Property Trust, Inc.	55,122	16,537,151
Extra Space Storage, Inc.	113,489	18,591,768
Federal Realty Investment Trust	61,405	7,194,824
Healthpeak Properties, Inc.	457,368	15,225,781
Host Hotels & Resorts, Inc.(a)	604,349	10,328,324
Iron Mountain, Inc.	244,276	10,337,760
Kimco Realty Corp.	361,070	7,528,310
Mid-America Apartment Communities, Inc.	97,160	16,363,687

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc.	627,811	$75,042,249
Public Storage	129,191	38,846,442
Realty Income Corp.	317,031	21,158,649
Regency Centers Corp.	136,212	8,727,103
SBA Communications Corp.	92,432	29,458,078
Simon Property Group, Inc.	278,809	36,378,998
UDR, Inc.	255,798	12,528,986
Ventas, Inc.	315,329	18,005,286
Vornado Realty Trust	135,460	6,321,918
Welltower, Inc.	354,331	29,444,906
Weyerhaeuser Co.	635,824	21,885,062

		769,950,736
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	375,164	148,441,140
Kroger Co.	639,691	24,506,562
Sysco Corp.	434,156	33,755,629
Walgreens Boots Alliance, Inc.	608,864	32,032,335
Walmart, Inc.	1,163,819	164,121,756

		402,857,422
Food Products — 0.9%
Archer-Daniels-Midland Co.	474,145	28,733,187
Campbell Soup Co.	172,290	7,854,701
Conagra Brands, Inc.	409,885	14,911,616
General Mills, Inc.	515,032	31,380,900
Hershey Co.	124,620	21,706,312
Hormel Foods Corp.	239,218	11,422,659
J.M. Smucker Co.	93,502	12,115,054
Kellogg Co.	213,833	13,755,877
Kraft Heinz Co.	550,155	22,435,321
Lamb Weston Holdings, Inc.	124,846	10,070,078
McCormick & Co., Inc.	211,405	18,671,290
Mondelez International, Inc., Class A	1,189,802	74,291,237
Tyson Foods, Inc., Class A	248,636	18,339,391

		285,687,623
Gas Utilities — 0.0%
Atmos Energy Corp.	110,895	10,658,118

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,507,905	174,811,427
ABIOMED, Inc.(a)	37,886	11,824,599
Align Technology, Inc.(a)	61,116	37,341,876
Baxter International, Inc.	428,225	34,472,112
Becton Dickinson and Co.	246,805	60,020,508
Boston Scientific Corp.(a)	1,205,862	51,562,659
Cooper Cos., Inc.	41,795	16,562,105
Danaher Corp.	538,741	144,576,535
DENTSPLY SIRONA, Inc.	185,620	11,742,321
DexCom, Inc.(a)(b)	82,070	35,043,890
Edwards Lifesciences Corp.(a)	527,109	54,592,679
Hologic, Inc.(a)	217,879	14,536,887
IDEXX Laboratories, Inc.(a)	72,374	45,707,800
Intuitive Surgical, Inc.(a)	100,492	92,416,463
Medtronic PLC	1,141,780	141,729,151
ResMed, Inc.	123,494	30,443,741
STERIS PLC	82,863	17,094,637
Stryker Corp.	278,164	72,247,536
Teleflex, Inc.	39,660	15,934,991

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	62,651	$22,497,974
Zimmer Biomet Holdings, Inc.	176,929	28,453,722

		1,113,613,613
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	124,418	14,244,617
Anthem, Inc.	207,785	79,332,313
Cardinal Health, Inc.	248,056	14,161,517
Centene Corp.(a)	494,540	36,066,802
Cigna Corp.	291,212	69,037,629
CVS Health Corp.	1,117,311	93,228,430
DaVita, Inc.(a)	60,955	7,340,811
HCA Healthcare, Inc.	223,035	46,110,256
Henry Schein, Inc.(a)	123,272	9,145,550
Humana, Inc.	109,488	48,472,527
Laboratory Corp. of America Holdings(a)	81,724	22,543,565
McKesson Corp.	134,345	25,692,138
Quest Diagnostics, Inc.	112,537	14,851,508
UnitedHealth Group, Inc.	800,876	320,702,785
Universal Health Services, Inc., Class B	67,089	9,823,842

		810,754,290
Health Care Technology — 0.1%
Cerner Corp.	253,016	19,775,731

Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.(a)	34,840	76,233,056
Caesars Entertainment, Inc.(a)(b)	177,113	18,375,474
Carnival Corp.(a)	677,484	17,858,478
Chipotle Mexican Grill, Inc.(a)	23,890	37,037,623
Darden Restaurants, Inc.	109,918	16,046,929
Domino’s Pizza, Inc.	32,746	15,275,681
Expedia Group, Inc.(a)	120,040	19,651,748
Hilton Worldwide Holdings, Inc.(a)	237,087	28,597,434
Las Vegas Sands Corp.(a)	280,132	14,760,155
Marriott International, Inc., Class A(a)	226,611	30,936,934
McDonald’s Corp.	633,244	146,273,031
MGM Resorts International	345,525	14,736,641
Norwegian Cruise Line Holdings Ltd.(a)(b)	315,188	9,269,679
Penn National Gaming, Inc.(a)(b)	123,533	9,449,039
Royal Caribbean Cruises Ltd.(a)	184,059	15,696,551
Starbucks Corp.	999,969	111,806,534
Wynn Resorts Ltd.(a)	89,689	10,968,965
Yum! Brands, Inc.	252,888	29,089,707

		622,063,659
Household Durables — 0.4%
D.R. Horton, Inc.	278,393	25,158,375
Garmin Ltd.	127,190	18,396,761
Leggett & Platt, Inc.	117,117	6,067,832
Lennar Corp., Class A	234,025	23,250,384
Mohawk Industries, Inc.(a)	50,377	9,681,956
Newell Brands, Inc.	322,363	8,855,312
NVR, Inc.(a)	2,954	14,691,128
PulteGroup, Inc.	224,449	12,248,182
Whirlpool Corp.	53,787	11,726,642

		130,076,572
Household Products — 1.3%
Church & Dwight Co., Inc.	210,295	17,921,340
Clorox Co.	106,016	19,073,339
Colgate-Palmolive Co.	715,449	58,201,776

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	286,363	$38,309,642
Procter & Gamble Co.	2,077,703	280,344,466

		413,850,563
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	558,229	14,553,030

Industrial Conglomerates — 1.2%
3M Co.	491,943	97,714,638
General Electric Co.	7,450,028	100,277,377
Honeywell International, Inc.	589,438	129,293,225
Roper Technologies, Inc.	89,311	41,994,032

		369,279,272
Insurance — 1.8%
Aflac, Inc.	539,777	28,964,434
Allstate Corp..	254,386	33,182,110
American International Group, Inc.	728,264	34,665,366
Aon PLC, Class A	191,738	45,779,365
Arthur J. Gallagher & Co.	173,878	24,356,830
Assurant, Inc.	51,422	8,031,088
Chubb Ltd.	381,632	60,656,590
Cincinnati Financial Corp.	126,390	14,739,602
Everest Re Group Ltd.	34,513	8,697,621
Globe Life, Inc.	77,552	7,386,828
Hartford Financial Services Group, Inc.	300,917	18,647,827
Lincoln National Corp.	152,238	9,566,636
Loews Corp.	190,151	10,391,752
Marsh & McLennan Cos., Inc.	431,568	60,712,986
MetLife, Inc.	632,444	37,851,773
Principal Financial Group, Inc.	215,671	13,628,251
Progressive Corp.	496,592	48,770,300
Prudential Financial, Inc.	334,370	34,262,894
Travelers Cos., Inc.	212,497	31,812,926
Unum Group	173,973	4,940,833
W.R. Berkley Corp.	118,923	8,851,439
Willis Towers Watson PLC	108,797	25,025,486

		570,922,937
Interactive Media & Services(a) — 6.3%
Alphabet, Inc., Class A	255,230	623,218,062
Alphabet, Inc., Class C	241,655	605,664,759
Facebook, Inc., Class A	2,033,415	707,038,730
Twitter, Inc.	677,334	46,607,352

		1,982,528,903
Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc.(a)	363,797	1,251,519,888
eBay, Inc.	549,248	38,562,702
Etsy, Inc.(a)	107,866	22,203,137

		1,312,285,727
IT Services — 5.1%
Accenture PLC, Class A	539,444	159,022,697
Akamai Technologies, Inc.(a)	137,627	16,047,308
Automatic Data Processing, Inc.	361,118	71,725,257
Broadridge Financial Solutions, Inc.	98,551	15,918,943
Cognizant Technology Solutions Corp., Class A	445,044	30,823,747
DXC Technology Co.(a)	220,706	8,594,292
Fidelity National Information Services, Inc.	526,272	74,556,954
Fiserv, Inc.(a)	505,452	54,027,764
FleetCor Technologies, Inc.(a)	69,975	17,917,799
Gartner, Inc.(a)	73,050	17,692,710
Global Payments, Inc.	250,536	46,985,522
International Business Machines Corp.	758,292	111,158,024

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates, Inc.	63,214	$10,336,121
Mastercard, Inc., Class A	742,390	271,039,165
Paychex, Inc.	272,181	29,205,021
PayPal Holdings, Inc.(a)	996,938	290,587,488
VeriSign, Inc.(a)	84,106	19,150,095
Visa, Inc., Class A	1,435,758	335,708,936
Western Union Co.	348,604	8,007,434

		1,588,505,277
Leisure Products — 0.0%
Hasbro, Inc.	109,344	10,335,195

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	257,518	38,063,736
Bio-Rad Laboratories, Inc., Class A(a)	18,020	11,610,106
Charles River Laboratories International, Inc.(a)	42,647	15,775,978
Illumina, Inc.(a)	123,903	58,632,139
IQVIA Holdings, Inc.(a)	162,654	39,414,317
Mettler-Toledo International, Inc.(a)	19,862	27,515,623
PerkinElmer, Inc.	95,779	14,789,235
Thermo Fisher Scientific, Inc.	333,545	168,263,446
Waters Corp.(a)	52,362	18,096,831

		392,161,411
Machinery — 1.6%
Caterpillar, Inc.	464,882	101,172,270
Cummins, Inc.	124,557	30,368,242
Deere & Co.	264,731	93,373,271
Dover Corp.	122,144	18,394,886
Fortive Corp.	287,291	20,035,674
IDEX Corp.	64,439	14,179,802
Illinois Tool Works, Inc.	243,949	54,537,238
Ingersoll Rand, Inc.(a)(b)	314,746	15,362,752
Otis Worldwide Corp.	342,980	28,045,475
PACCAR, Inc.	294,615	26,294,389
Parker-Hannifin Corp.	109,524	33,635,916
Pentair PLC	142,497	9,617,123
Snap-on, Inc.	45,895	10,254,320
Stanley Black & Decker, Inc.	137,053	28,094,495
Westinghouse Air Brake Technologies Corp.	150,774	12,408,700
Xylem, Inc.	152,793	18,329,048

		514,103,601
Media — 1.3%
Charter Communications, Inc., Class A(a)	116,882	84,324,519
Comcast Corp., Class A	3,890,947	221,861,798
Discovery, Inc., Class A(a)	143,129	4,391,198
Discovery, Inc., Class C(a)	254,964	7,388,857
DISH Network Corp., Class A(a)	205,755	8,600,559
Fox Corp., Class A	280,017	10,397,031
Fox Corp., Class B	133,124	4,685,965
Interpublic Group of Cos., Inc.	330,733	10,745,515
News Corp., Class A	321,091	8,274,515
News Corp., Class B	114,231	2,781,525
Omnicom Group, Inc.	180,687	14,453,153
ViacomCBS, Inc., Class B	513,933	23,229,771

		401,134,406
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,243,725	46,154,635
Newmont Corp.	679,909	43,092,632
Nucor Corp.	253,953	24,361,711

		113,608,978

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-line Retail — 0.5%
Dollar General Corp.	200,456	$43,376,674
Dollar Tree, Inc.(a)	197,468	19,648,066
Target Corp.	420,460	101,642,000

		164,666,740
Multi-Utilities — 0.7%
Ameren Corp.	216,876	17,358,755
CenterPoint Energy, Inc.	492,640	12,079,533
CMS Energy Corp.	245,651	14,513,061
Consolidated Edison, Inc.	289,441	20,758,709
Dominion Energy, Inc.	685,512	50,433,118
DTE Energy Co.	164,407	21,307,147
NiSource, Inc.	332,857	8,154,996
Public Service Enterprise Group, Inc.	429,202	25,640,527
Sempra Energy	267,386	35,423,297
WEC Energy Group, Inc.	268,346	23,869,377

		229,538,520
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	317,469	6,866,854
Cabot Oil & Gas Corp.	344,150	6,008,859
Chevron Corp.	1,640,244	171,799,157
ConocoPhillips	1,145,190	69,742,071
Devon Energy Corp.	506,632	14,788,588
Diamondback Energy, Inc.	153,604	14,421,880
EOG Resources, Inc.	492,292	41,076,845
Exxon Mobil Corp.	3,592,810	226,634,455
Hess Corp.	230,842	20,157,123
Kinder Morgan, Inc.	1,652,789	30,130,343
Marathon Oil Corp.	684,055	9,316,829
Marathon Petroleum Corp.	553,878	33,465,309
Occidental Petroleum Corp.	712,935	22,293,477
ONEOK, Inc.	379,417	21,110,762
Phillips 66	371,596	31,890,369
Pioneer Natural Resources Co.	196,679	31,964,271
Valero Energy Corp.	346,896	27,085,640
Williams Cos., Inc.	1,030,913	27,370,740

		806,123,572
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	196,799	62,597,826

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,895,832	126,679,494
Catalent, Inc.(a)	144,561	15,629,935
Eli Lilly & Co.	675,521	155,045,580
Johnson & Johnson	2,234,842	368,167,871
Merck & Co., Inc.	2,148,841	167,115,365
Organon & Co.(a)	212,173	6,420,355
Perrigo Co. PLC	116,394	5,336,665
Pfizer, Inc.	4,750,505	186,029,776
Viatris, Inc.	1,010,311	14,437,344
Zoetis, Inc.	402,913	75,086,867

		1,119,949,252
Professional Services — 0.4%
Equifax, Inc.	103,284	24,737,551
IHS Markit Ltd.	317,917	35,816,529
Jacobs Engineering Group, Inc.	111,963	14,938,104
Leidos Holdings, Inc.	112,849	11,409,034
Nielsen Holdings PLC	301,814	7,445,751

Security	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	95,263	$8,475,549
Verisk Analytics, Inc.	136,594	23,865,704

		126,688,222
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	284,857	24,420,791

Road & Rail — 1.0%
CSX Corp.	1,927,647	61,838,916
JB Hunt Transport Services, Inc.	71,440	11,641,148
Kansas City Southern	77,355	21,920,086
Norfolk Southern Corp.	211,973	56,259,754
Old Dominion Freight Line, Inc.	80,360	20,395,368
Union Pacific Corp.	563,982	124,036,561

		296,091,833
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.(a)(b)	1,031,132	96,854,229
Analog Devices, Inc.	313,006	53,887,113
Applied Materials, Inc.	778,777	110,897,845
Broadcom, Inc.	346,507	165,228,398
Enphase Energy, Inc.(a)	115,161	21,147,014
Intel Corp.	3,426,865	192,384,201
KLA Corp.	130,240	42,225,110
Lam Research Corp.	121,034	78,756,824
Maxim Integrated Products, Inc.(a)	227,748	23,995,529
Microchip Technology, Inc.	232,133	34,759,595
Micron Technology, Inc.(a)	951,694	80,874,956
Monolithic Power Systems, Inc.	36,500	13,630,925
NVIDIA Corp.	528,711	423,021,671
NXP Semiconductors NV	234,016	48,141,772
Qorvo, Inc.(a)	94,681	18,524,338
Qualcomm, Inc.	957,282	136,824,316
Skyworks Solutions, Inc.	140,107	26,865,517
Teradyne, Inc.	143,359	19,204,372
Texas Instruments, Inc.	783,752	150,715,510
Xilinx, Inc.(a)	208,633	30,176,677

		1,768,115,912
Software — 8.7%
Adobe, Inc.(a)	405,657	237,568,965
ANSYS, Inc.(a)	73,962	25,669,252
Autodesk, Inc.(a)	186,715	54,502,108
Cadence Design Systems, Inc.(a)	235,337	32,198,808
Citrix Systems, Inc.	103,740	12,165,590
Fortinet, Inc.(a)	114,050	27,165,570
Intuit, Inc.	231,902	113,671,403
Microsoft Corp.	6,391,701	1,731,511,801
NortonLifeLock, Inc.	492,908	13,416,956
Oracle Corp.	1,541,688	120,004,994
Paycom Software, Inc.(a)	41,939	15,243,568
PTC, Inc.(a)	88,186	12,457,154
salesforce.com, Inc.(a)(b)	785,854	191,960,557
ServiceNow, Inc.(a)(b)	167,565	92,085,346
Synopsys, Inc.(a)	129,466	35,705,428
Tyler Technologies, Inc.(a)	34,800	15,742,476

		2,731,069,976
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	55,426	11,370,090
AutoZone, Inc.(a)	18,348	27,379,253
Best Buy Co., Inc.	190,275	21,877,819
CarMax, Inc.(a)(b)	136,909	17,681,797

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap, Inc.	171,031	$5,755,193
Home Depot, Inc.	903,122	287,996,575
L Brands, Inc.	200,170	14,424,250
Lowe’s Cos., Inc.	599,905	116,363,573
O’Reilly Automotive, Inc.(a)	59,209	33,524,728
Ross Stores, Inc.	302,639	37,527,236
TJX Cos., Inc.	1,023,472	69,002,482
Tractor Supply Co.	98,685	18,361,331
Ulta Beauty, Inc.(a)	46,520	16,085,220

		677,349,547
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	13,312,302	1,823,252,882
Hewlett Packard Enterprise Co.	1,101,086	16,053,834
HP, Inc.	1,019,450	30,777,195
NetApp, Inc.	187,617	15,350,823
Seagate Technology Holdings PLC	169,845	14,934,471
Western Digital Corp.(a)	260,073	18,509,395

		1,918,878,600
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	298,358	5,570,344
NIKE, Inc., Class B	1,081,996	167,157,562
PVH Corp.(a)(b)	60,241	6,481,329
Ralph Lauren Corp.	42,619	5,020,944
Tapestry, Inc.(a)	237,843	10,341,414
Under Armour, Inc., Class A(a)	164,871	3,487,022
Under Armour, Inc., Class C(a)	169,421	3,146,148
VF Corp.	272,897	22,388,470

		223,593,233
Tobacco — 0.7%
Altria Group, Inc.	1,570,551	74,883,872
Philip Morris International, Inc.	1,322,659	131,088,733

		205,972,605
Trading Companies & Distributors — 0.2%
Fastenal Co.	487,417	25,345,684
United Rentals, Inc.(a)	61,424	19,594,870
W.W. Grainger, Inc.	37,224	16,304,112

		61,244,666

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co., Inc.	153,076	$23,593,604

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(a)	497,331	72,028,449

Total Common Stocks — 98.7% (Cost: $13,377,066,304)		30,827,650,561

Investment Companies

Equity Funds — 0.9%
iShares Core S&P 500 ETF(c)	673,964	289,750,603

Total Investment Companies — 0.9% (Cost: $263,931,329)		289,750,603

Total Long-Term Investments — 99.6% (Cost: $13,640,997,633)		31,117,401,164

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)(e)	106,110,636	106,174,302
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)(d)	109,346,349	109,346,349

Total Short-Term Securities — 0.7% (Cost: $215,495,453)		215,520,651

Total Investments — 100.3% (Cost: $13,856,493,086)		31,332,921,815
Liabilities in Excess of Other Assets — (0.3)%		(94,166,200)

Net Assets — 100.0%		$31,238,755,615

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$161,818,190	$—		$(55,647,616)	(a)	$126,341	$(122,613)	$106,174,302	106,110,636	$303,862	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	82,440,013	26,906,336	(a)	—		—	—	109,346,349	109,346,349	17,545		—
BlackRock, Inc.	87,650,514	904,689		(1,544,568)		460,288	17,857,966	105,328,889	120,380	985,451		—
iShares Core S&P 500 ETF	4,286,954	261,101,260		—		—	24,362,389	289,750,603	673,964	1,295,472		—

						$586,629	$42,097,742	$610,600,143		$2,602,330		$—

(a)  Represents net amount purchased (sold).

(b)  All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts S&P 500 E-Mini Index	579	09/17/21	$124,155	$1,383,220

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$1,383,220	$—	$—	$—	$1,383,220

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$35,315,328	$—	$—	$—	$35,315,328

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(237,278)	$—	$—	$—	$(237,278)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$209,863,135

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$30,827,650,561	$—	$—	$30,827,650,561
Investment Companies	289,750,603	—	—	289,750,603
Short-Term Securities
Money Market Funds	215,520,651	—	—	215,520,651

	$31,332,921,815	$—	$—	$31,332,921,815

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,383,220	$—	$—	$1,383,220

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities (unaudited)

June 30, 2021

S&P 500 Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$30,722,321,672
Investments, at value — affiliated(c)	610,600,143
Cash	45,434
Cash pledged for futures contracts	6,432,800
Receivables:
Securities lending income — affiliated	15,773
Dividends — unaffiliated	17,531,870
Dividends — affiliated	1,357
Variation margin on futures contracts	191,042
Prepaid expenses	30,801

Total assets	31,357,170,892

LIABILITIES
Collateral on securities loaned, at value	106,014,125
Payables:
Withdrawals to investors	12,003,095
Investment advisory fees	231,471
Trustees’ fees	87,828
Professional fees	78,758

Total liabilities	118,415,277

NET ASSETS	$31,238,755,615

NET ASSETS CONSIST OF
Investors’ capital	$13,760,943,666
Net unrealized appreciation (depreciation)	17,477,811,949

NET ASSETS	$31,238,755,615

(a) Investments, at cost — unaffiliated	$13,335,823,764
(b) Securities loaned, at value	$104,968,036
(c) Investments, at cost — affiliated	$520,669,322

See notes to financial statements.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$205,198,219
Dividends — affiliated	2,298,468
Securities lending income — affiliated — net	303,862
Foreign taxes withheld	(1,051,027)

Total investment income	206,749,522

EXPENSES
Investment advisory	1,439,119
Trustees	139,904
Professional	45,000

Total expenses	1,624,023
Less:
Fees waived and/or reimbursed by the Manager	(282,222)

Total expenses after fees waived and/or reimbursed	1,341,801

Net investment income	205,407,721

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated.	86,452,102
Investments — affiliated	586,629
Futures contracts	35,315,328

122,354,059

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,743,626,098
Investments — affiliated	42,097,742
Futures contracts	(237,278)

3,785,486,562

Net realized and unrealized gain	3,907,840,621

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,113,248,342

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$205,407,721	$425,673,598
Net realized gain (loss)	122,354,059	(14,465,672)
Net change in unrealized appreciation (depreciation)	3,785,486,562	3,910,413,153

Net increase in net assets resulting from operations	4,113,248,342	4,321,621,079

CAPITAL TRANSACTIONS
Proceeds from contributions	3,874,728,557	7,849,994,984
Value of withdrawals	(3,742,193,938)	(8,386,601,754)

Net increase (decrease) in net assets derived from capital transactions	132,534,619	(536,606,770)

NET ASSETS
Total increase in net assets	4,245,782,961	3,785,014,309
Beginning of period	26,992,972,654	23,207,958,345

End of period	$31,238,755,615	$26,992,972,654

See notes to financial statements.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/21		Year Ended December 31,
	(unaudited)		2020	2019	2018	2017	2016

Total Return
Total return	15.22	%(a)	18.42%	31.44%	(4.38)%	21.77%	11.92%

Ratios to Average Net Assets
Total expenses	0.01	%(b)	0.01%	0.03%	0.04%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.01	%(b)	0.01%	0.02%	0.04%	0.04%	0.04%

Net investment income	1.43	%(b)	1.82%	1.95%	1.92%	1.93%	2.11%

Supplemental Data
Net assets, end of period (000)	$31,238,756		$26,992,973	$23,207,958	$17,256,929	$13,775,074	$9,791,759

Portfolio turnover rate	2%		5%	3%	12%	11%	4%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount	(b)
Barclays Bank PLC	$34,988,380	$(34,988,380)	$—
Barclays Capital, Inc.	14,866,219	(14,819,207)	47,012
BNP Paribas Securities Corp.	4,812,947	(4,812,947)	—
Citigroup Global Markets, Inc.	6,229,987	(6,229,987)	—
Credit Suisse Securities (USA) LLC	6,548,076	(6,548,076)	—
Goldman Sachs & Co.	14,089,500	(13,730,714)	358,786
J.P. Morgan Securities LLC	5,742,748	(5,742,748)	—
SG Americas Securities LLC	1,024,842	(1,024,842)	—
State Street Bank & Trust Company	463,796	(463,796)	—
UBS AG	15,136,423	(15,136,423)	—
Wells Fargo Securities LLC	1,065,118	(1,065,118)	—

	$104,968,036	$(104,562,238)	$405,798

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of June 30, 2021. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses,

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Notes to Financial Statements (unaudited) (continued)

excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $88,773.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the Manager waived $8,546 in investment advisory fees pursuant to this arrangement.

The fees and expenses of the Master Portfolio’s Independent Trustees, counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived and/or reimbursed was $184,903.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 77% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Master Portfolio paid BTC $104,006 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements (unaudited) (continued)

During the period ended June 30, 2021, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

S&P 500 Index Master Portfolio.	$300,768,719	$65,529,541	$(5,755,175)

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $832,445,692 and $536,417,236, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 500 Index Master Portfolio	$13,651,146,739	$18,256,110,760	$(572,952,464)	$17,683,158,296

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

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Notes to Financial Statements (unaudited) (continued)

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Portfolio”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process:

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members whom are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Fund (the “representative feeder fund”) for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Fund and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared with the representative feeder fund’s to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the performance of the Fund and the representative feeder fund and the Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the representative feeder fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers and the performance of the representative feeder fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the representative feeder fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the representative feeder fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the representative feeder fund’s above tolerance performance relative to its benchmark over the period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual advisory fee rate compared with those of the representative feeder fund’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as its actual advisory fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including,

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	21

Disclosure of Investment Advisory Agreement (continued)

among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the representative feeder fund’s total expense ratio each ranked in the first quartile relative to the representative feeder fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	23

Appendix B

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Transamerica Funds except Transamerica Government Money Market, and the Master Portfolio will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as Transamerica Funds’ Annual Report, Semi-Annual Report, Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Appendix C

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

1693811 06/21

© 2021 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 2, 2021

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer
Date:	September 2, 2021

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer